Other Non-Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other Assets, Noncurrent [Abstract]
Advances made under EPC and non-EPC contracts	$ 32,049	$ 6,414
Advances made to municipalities for water system enhancements	89,953	36,441
Tax-related payments and receivables	27,615	24,093
Conveyed assets to non-affiliates	0	14,751
Other	50,396	42,822
Total other non-current assets	$ 200,013	$ 124,521